MERRILL LYNCH INDEX FUNDS, INC.

                    Supplement dated February 4, 2002 to the
                        Prospectus dated May 4, 2001 and
            Supplements dated November 5, 2001 and November 14, 2001


         Effective immediately, the sidebar in the Prospectus captioned "About the Portfolio Managers" beginning on page 15 is amended as follows:

         The biography of Theodore J. Magnani is deleted in its entirety and replaced by the following biography of Jeffrey B. Hewson.

              Jeffrey B. Hewson is a Vice President of the Funds and Co-Portfolio Manager of the Aggregate Bond Index Fund. Mr. Hewson has been a Director (Global Fixed Income) of Fund Asset Management since 1998, a Vice President from 1989 to 1998 and a Portfolio Manager of Fund Asset Management since 1985. Mr. Hewson has been responsible for the management of the Aggregate Bond Index Fund's portfolio since 1997.




















CODE #19003-0501ALL


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

                         MERRILL LYNCH INDEX FUNDS, INC.

                    Supplement dated February 4, 2002 to the
            Statement of Additional Information dated May 4, 2001 and Supplements dated November 5, 2001 and November 14, 2001


         Effective immediately, the section in the Statement of Additional Information captioned "Management of the Funds" beginning on page 22 is amended as follows:

         The biography of Theodore J. Magnani is deleted in its entirety and replaced by the following biography of Jeffrey B. Hewson.

              Jeffrey B. Hewson (49) - Vice President and Co-Portfolio Manager of the Aggregate Bond Index Fund (1)(2) - Director (Global Fixed Income) of the Investment Adviser and certain of its affiliates since 1998; Vice President of the Investment Adviser and certain of its affiliates from 1989 to 1998; Portfolio Manager of the Investment Adviser and certain of its affiliates since 1985.














CODE #19004-05-01ALL


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